Parnassus Core Equity Fund

Portfolio of Investments as of September 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.3%)

Bank of America Corp.	12,649,529	652,589,201

Biotechnology (1.8%)

Vertex Pharmaceuticals Inc.[q]	1,306,038	511,496,722

Capital Markets (5.4%)

Intercontinental Exchange Inc.	5,147,140	867,190,147

S&P Global Inc.	1,348,598	656,376,133

		1,523,566,280

Chemicals (3.8%)

Linde plc	1,518,620	721,344,500

The Sherwin-Williams Co.	956,748	331,283,562

		1,052,628,062

Commercial Services & Supplies (3.5%)

Waste Management Inc.	4,442,176	980,965,726

Containers & Packaging (0.9%)

Ball Corp.	5,209,531	262,664,553

Diversified Financial Services (4.5%)

Fiserv Inc.[q]	3,253,184	419,433,013

Mastercard Inc., Class A	1,477,621	840,485,601

		1,259,918,614

Equity Real Estate Investment Trusts (3.0%)

Realty Income Corp.	13,607,012	827,170,260

Food & Staples Retailing (1.2%)

Costco Wholesale Corp.	357,561	330,969,188

Health Care Equipment & Supplies (3.4%)

Boston Scientific Corp.[q]	5,432,774	530,401,726

Stryker Corp.	1,101,831	407,313,866

		937,715,592

Hotels, Restaurants & Leisure (1.4%)

Marriott International Inc., Class A	1,470,091	382,870,500

Household Products (1.4%)

The Procter & Gamble Co.	2,521,247	387,389,602

Insurance (3.1%)

Brown & Brown Inc.	4,903,118	459,863,437

Marsh & McLennan Companies Inc.	2,051,821	413,503,486

		873,366,923

Interactive Media & Services (5.8%)

Alphabet Inc., Class A	6,655,988	1,618,070,683

Life Sciences Tools & Services (5.9%)

Danaher Corp.	4,575,727	907,183,635

Thermo Fisher Scientific Inc.	1,510,583	732,662,967

		1,639,846,602

Machinery (3.6%)

Deere & Co.	2,181,638	997,575,792

Multiline Retail (5.8%)

Amazon.com Inc.[q]	7,443,539	1,634,377,858

Pharmaceuticals (1.4%)

Eli Lilly & Co.	495,512	378,075,656

Professional Services (2.1%)

Equifax Inc.	1,281,527	328,750,121

Verisk Analytics Inc., Class A	1,055,841	265,554,570

		594,304,691

Semiconductors & Semiconductor Equipment (13.5%)

Advanced Micro Devices Inc.[q]	1,962,109	317,449,615

Applied Materials Inc.	2,623,736	537,183,709

Broadcom Inc.	1,823,100	601,458,921

KLA Corp.	479,342	517,018,281

NVIDIA Corp.	9,767,114	1,822,348,130

		3,795,458,656

Software (16.2%)

Microsoft Corp.	3,505,733	1,815,794,407

Oracle Corp.	1,728,669	486,170,870

Salesforce Inc.	2,904,502	688,366,974

ServiceNow Inc.[q]	505,216	464,940,180

Synopsys Inc.[q]	1,053,074	519,576,181

Workday Inc., Class Aq	2,329,904	560,877,790

		4,535,726,402

Specialty Retail (3.0%)

AutoZone Inc.[q]	198,547	851,814,281

Technology Hardware, Storage & Peripherals (2.5%)

Apple Inc.	2,784,441	709,002,212

Trading Companies & Distributors (3.7%)

Ferguson Enterprises Inc.	2,098,961	471,384,661

WW Grainger Inc.	582,061	554,680,851

		1,026,065,512

Total investment in equities (99.2%)

(cost $19,830,606,585)		27,763,629,568

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.5%)

JPMorgan Chase, New York	3.44%	10/01/2025	146,413,784	146,413,784

Total short-term securities (0.5%)

(cost $146,413,784)				146,413,784

Total securities (99.7%)

(cost $19,977,020,369)				27,910,043,352

Other assets and liabilities (0.3%)				71,499,656

Total net assets (100.0%)				27,981,543,008

q	This security is non-income producing.

plc	Public Limited Company